STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Stock based compensation expense	$ 4,326	$ 529
Non-controlling interests [member]
IfrsStatementLineItems [Line Items]
Balance	11,468	10,618
Stock based compensation expense	161	529
Balance	11,629	11,147
Stock Option Reserve [Member]
IfrsStatementLineItems [Line Items]
Balance	7,977
Stock based compensation expense	4,165
Balance	$ 12,142	$ 58